EDGAR


January 5, 2004


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         John Hancock California Tax-Free Income Fund
           John Hancock California Tax-Free Income Fund
         File Nos. 33-31675; 811-5979

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated January 1, 2004 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.




                                              Sincerely,


                                              /s/Joan O'Neill
                                              ---------------
                                              Joan O'Neill
                                              Senior Paralegal
                                              Federal Registration